Intangible Assets	12 Months Ended
Jun. 30, 2015
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets Disclosure [Text Block]
Note 5 — Intangible Assets:

Intangible Assets were comprised of the following:

	June 30,
	2015	2014
	Amount	Amount
Customer Lists	$73,017	$73,071
Non-Compete	25,399	25,399
Exclusive License(s)	406,861	56,861
Amortization	(31,022)	(15,511)
Total	$474,255	$139,766

The intangible assets acquired in March 2013 when the Company acquired certain assets from Microsemi Inc. for a total purchase price of $750,000 were valued by an outside valuation firm at $844,000, and the values for each intangible asset were determined on a relative fair value basis.

The Customer Lists and Non-Compete agreements associated with the Microsemi asset acquisition were ascribed useful lives of 7 and 5 years respectively.

The Exclusive License associated with the Microsemi asset acquisition was valued at $56,661, was ascribed a perpetual life and is subject to evaluation annually for impairment. Through June 30, 2015 no impairment was recorded for the license value.

The Exclusive License associated with the Dynamac Strategic agreement discussed below was valued at $350,000, and the contract price was entered into during the six month period ended December 31, 2014. It has an unlimited contractual life and will be subject to evaluation annually for impairment.

Through June 30, 2015, and for the year then ended, no impairment was recorded for either license value.

Amortization expense was $15,511 and $15,511 in 2015 and 2014, respectively.

Future estimated amortization expense for Customer Lists and Non-Compete included in intangible assets at June 30, 2015 is as follows:

Total
Fiscal Years:
2016	$15,511
2017	15,511
2018	15,511
2019	10,431
2020	10,431
Total	$67,395

During the year ended June 30, 2015, the Company entered into a strategic partnership agreement with Dynamac, Inc. to develop, manufacture and market a portfolio of low cost RF/Microwave and Millimeter-wave calibrated test probes and related universal test platforms. Microphase agreed to pay a one-time licensing and rights fee of $350,000 of which $50,000 was paid in the first quarter of fiscal 2015, and the remaining $300,000 was originally due in the second quarter. The Company is presently renegotiating payment terms, the structure of the co-venture as well as the expected delivery date of the initial proto-type products. Microphase, in the initial agreement, also agreed to pay a 25% royalty fee discussed in Notes 11 & 13.